REPORT OF
INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders and
Board of the Trustees of
iDirect Private Markets
Fund:

In planning and
performing our audit of
the consolidated financial
statements of iDirect
Private Markets Fund (the
Fund), as of and for the
year ended March 31,
2025, in accordance with
the standards of the Public
Company Accounting
Oversight Board (United
States) (PCAOB), we
considered the Funds
internal control over
financial reporting,
including controls over
safeguarding securities, as
a basis for designing our
auditing procedures for
the purpose of expressing
our opinion on the
consolidated financial
statements and to comply
with the requirements of
Form N-CEN, but not for
the purpose of expressing
an opinion on the
effectiveness of the Funds
internal control over
financial reporting.
Accordingly, we express
no such opinion.

The management of the
Fund is responsible for
establishing and
maintaining effective
internal control over
financial reporting. In
fulfilling this responsibility,
estimates and judgments
by management are
required to assess the
expected benefits and
related costs of controls. A
funds internal control over
financial reporting is a
process designed to
provide reasonable
assurance regarding the
reliability of financial
reporting and the
preparation of
consolidated financial
statements for external
purposes in accordance
with generally accepted
accounting principles. A
funds internal control over
financial reporting
includes those policies and
procedures that (1)
pertain to the
maintenance of records
that, in reasonable detail,
accurately and fairly
reflect the transactions
and dispositions of the
assets of the fund; (2)
provide reasonable
assurance that
transactions are recorded
as necessary to permit
preparation of
consolidated financial
statements in accordance
with generally accepted
accounting principles, and
that receipts and
expenditures of the fund
are being made only in
accordance with
authorizations of
management and trustees
of the fund; and (3)
provide reasonable
assurance regarding
prevention or timely
detection of unauthorized
acquisition, use, or
disposition of a funds
assets that could have a
material effect on the
consolidated financial
statements.

Because of its inherent
limitations, internal
control over financial
reporting may not prevent
or detect misstatements.
Also, projections of any
evaluation of effectiveness
to future periods are
subject to the risk that
controls may become
inadequate because of
changes in conditions or
that the degree of
compliance with the
policies or procedures
may deteriorate.

A deficiency in internal
control over financial
reporting exists when the
design or operation of a
control does not allow
management or
employees, in the normal
course of performing their
assigned functions, to
prevent or detect
misstatements on a timely
basis. A material
weakness is a deficiency,
or a combination of
deficiencies, in internal
control over financial
reporting, such that there
is a reasonable possibility
that a material
misstatement of the funds
annual or interim
consolidated financial
statements will not be
prevented or detected on
a timely basis.

Our consideration of the
Funds internal control
over financial reporting
was for the limited
purpose described in the
first paragraph and would
not necessarily disclose all
deficiencies in internal
control that might be
material weaknesses
under standards
established by the PCAOB.
However, we noted no
deficiencies in the Funds
internal control over
financial reporting and its
operation, including
controls for safeguarding
securities, that we
consider to be a material
weakness, as defined
above, as of March 31,
2025.

This report is intended
solely for the information
and use of management
and the Board of Trustees
of the Fund and the
Securities and Exchange
Commission and is not
intended to be and should
not be used by anyone
other than these specified
parties.


/s/ Deloitte & Touche LLP
May 30, 2025